Income taxes - Net operating loss carryforward (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
US state
Operating Loss Carryforwards
Operating loss carryforwards	$ 9,427	$ 22,624
Foreign
Operating Loss Carryforwards
Operating loss carryforwards	$ 3,692	$ 17,018